Investment Securities (Schedule Of Realized Gain (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 221	$ 241	$ 297
Available-for-sale Securities, Gross Realized Losses	(21)	(34)	(28)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	(20)	(61)	(11)
Other gain on investments, net	$ 180	$ 146	$ 258